Notes Payable, Stockholders (Tables)	3 Months Ended
Mar. 31, 2017
StockholdersMember
Schedule of Notes Payable

Notes payable stockholders consist of the following:

	December 31,		March 31, 2017
	2015	2016
			(unaudited)
Note payable to a limited liability company, bearing interest at 5% per annum, unsecured, principal and interest due February 12, 2016	$50,000	$–	$–
Note payable to a limited partnership, bearing interest at 5% per annum, unsecured, principal and interest due February 12, 2016	50,000	–	–

	$100,000	$–	$–